SHARE-BASED COMPENSATION - Schedule of Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 438,191	$ 1,324,325	$ 1,305,275	$ 4,794,878
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	342,624	984,743	1,063,256	3,638,877
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 95,567	$ 339,582	$ 242,019	$ 1,156,001